Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Income Tax [Line items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	$ 806	$ 633
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	$ 61,000	55,000
U.S. Tax Act [member]
Disclosure of Income Tax [Line items]
U.S. federal corporate tax rate	21.00%
Provision for (recovery of) income taxes	$ 366
U.S. Tax Act [member] | Other comprehensive income (loss) [member]
Disclosure of Income Tax [Line items]
Deferred income tax benefit (expense)	22
U.S. Tax Act [member] | Retained earnings [member]
Disclosure of Income Tax [Line items]
Deferred income tax benefit (expense)	(12)
Canada Revenue Agency Reassessment [member] | Two thousand thirteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	198
Canada Revenue Agency Reassessment [member] | Two thousand eleven to two thousand thirteen taxation years [Member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	553
Alberta Revenue Agency Reassessment [member] | Two thousand eleven to two thousand thirteen taxation years [Member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	15
Not Later Than Five Years [Member]
Disclosure of Income Tax [Line items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized to expire	$ 2	$ 2